SHARE-BASED COMPENSATION (Summary of Restricted Shares Granted to Both Employees and Non-employees) (Details) (Restricted shares [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted shares [Member]
Number of restricted shares
Non-vested at the beginning of the period (in shares)	26,000
Vested (in shares)	(26,000)
Non-vested at the end of the period (in shares)
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 1.00
Vested (in dollars per share)	$ 1.00
Non-vested at the end of the period (in dollars per share)